Annual Total Returns- PIMCO International Bond Portfolio US Dollar-Hedged (Administrative Class) [BarChart] - Administrative Class - PIMCO International Bond Portfolio US Dollar-Hedged - Administrative	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.76%	10.85%	0.50%	11.16%	0.29%	6.48%	2.76%	2.12%	7.01%	5.56%